EARNINGS (LOSS) PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Antidilutive securities (in shares)	3.3	12.8
Share options
Earnings per share [line items]
Antidilutive securities (in shares)	3.3	7.5
Full value awards
Earnings per share [line items]
Antidilutive securities (in shares)	0.0	5.3